                          INSTITUTIONAL CLASS SHARES OF

                           AIM AGGRESSIVE GROWTH FUND
                               AIM BLUE CHIP FUND
                          AIM CAPITAL DEVELOPMENT FUND
                                AIM CHARTER FUND
                             AIM CONSTELLATION FUND
                          AIM DIVERSIFIED DIVIDEND FUND
                         AIM LARGE CAP BASIC VALUE FUND
                            AIM LARGE CAP GROWTH FUND
                             AIM MID CAP GROWTH FUND
                               AIM WEINGARTEN FUND

                     (SERIES PORTFOLIOS OF AIM EQUITY FUNDS)

                         Supplement dated April 17, 2006
                    to the Prospectus dated February 28, 2006
                        as supplemented February 28, 2006

Effective March 27, 2006, AIM Aggressive Growth Fund and AIM Weingarten Fund merged into AIM Constellation Fund, and AIM Blue Chip Fund merged into AIM Large Cap Growth Fund, all of which are series portfolios of AIM Equity Funds.

Effective April 10, 2006, AIM Mid Cap Growth Fund, a series portfolio of AIM Equity Funds, merged into AIM Dynamics Fund, a series portfolio of AIM Stock Funds.

Any references to those funds in this Prospectus are hereby deleted.

                           AIM AGGRESSIVE GROWTH FUND
                               AIM BLUE CHIP FUND
                          AIM CAPITAL DEVELOPMENT FUND
                                AIM CHARTER FUND
                             AIM CONSTELLATION FUND
                          AIM DIVERSIFIED DIVIDEND FUND
                         AIM LARGE CAP BASIC VALUE FUND
                            AIM LARGE CAP GROWTH FUND
                             AIM MID CAP GROWTH FUND
                           AIM SELECT BASIC VALUE FUND
                               AIM WEINGARTEN FUND

                     (SERIES PORTFOLIOS OF AIM EQUITY FUNDS)

                     Supplement dated April 17, 2006 to the
           Statement of Additional Information dated February 28, 2006 as supplemented March 31, 2006

Effective March 27, 2006, AIM Aggressive Growth Fund and AIM Weingarten Fund merged into AIM Constellation Fund, and AIM Blue Chip Fund merged into AIM Large Cap Growth Fund, all of which are series portfolios of AIM Equity Funds.

Effective April 10, 2006, AIM Mid Cap Growth Fund, a series portfolio of AIM Equity Funds, merged into AIM Dynamics Fund, a series portfolio of AIM Stock Funds.

Any references to those funds in this Statement of Additional Information are hereby deleted.

                          INSTITUTIONAL CLASS SHARES OF

                           AIM AGGRESSIVE GROWTH FUND
                               AIM BLUE CHIP FUND
                          AIM CAPITAL DEVELOPMENT FUND
                                AIM CHARTER FUND
                             AIM CONSTELLATION FUND
                          AIM DIVERSIFIED DIVIDEND FUND
                         AIM LARGE CAP BASIC VALUE FUND
                            AIM LARGE CAP GROWTH FUND
                             AIM MID CAP GROWTH FUND
                               AIM WEINGARTEN FUND

                     (SERIES PORTFOLIOS OF AIM EQUITY FUNDS)

                     Supplement dated April 17, 2006 to the
           Statement of Additional Information dated February 28, 2006 as supplemented March 31, 2006

Effective March 27, 2006, AIM Aggressive Growth Fund and AIM Weingarten Fund merged into AIM Constellation Fund, and AIM Blue Chip Fund merged into AIM Large Cap Growth Fund, all of which are series portfolios of AIM Equity Funds.

Effective April 10, 2006, AIM Mid Cap Growth Fund, a series portfolio of AIM Equity Funds, merged into AIM Dynamics Fund, a series portfolio of AIM Stock Funds.

Any references to those funds in this Statement of Additional Information are hereby deleted.